Income Tax Expense - Components of Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Current expense
Federal					$ 6,068	$ 4,936	$ 3,745
State					606	424	337
Foreign					168	50	37
Deferred expense (benefit)
Federal					(1,430)	(860)	(1,051)
State					(100)	(57)	(68)
Income tax expense	$ 1,784	$ 1,178	$ 3,753	$ 4,426	$ 5,312	$ 4,493	$ 3,000